Financial instruments - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2021 EUR (€)
Credit risk [member] | Digital Gaming Corporation [Member]
Disclosure of detailed information about financial instruments [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	€ 50.0
Digiprocessing and Haber [Member] | Bellerive Capital Limited [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of voting equity interests acquired	100.00%
Funding and Option Arrangements Proceeds Received Over Initial Funding Arrangements	€ 15.8